Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 2,863	£ 3,189
11.50% Subordinated Guaranteed Bond 2017 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities		£ 58
Maturity period	2017	2017
10.125% Subordinated Guaranteed Bond 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 78	£ 84
Maturity period	2023	2023
9.625% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 129	£ 134
Maturity period	2023	2023
5% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 1,103	£ 1,208
Maturity period	2023	2023
4.75% Subordinated Notes 2025 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 745	£ 816
Maturity period	2025	2025
7.95% Subordinated Notes 2029 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 275	£ 307
Maturity period	2029	2029
6.50% Subordinated Notes 2030 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 40	£ 40
Maturity period	2030	2030
8.963% Subordinated Notes 2030 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 113	£ 126
Maturity period	2030	2030
5.875% Subordinated Notes 2031 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 9	£ 10
Maturity period	2031	2031
5.625% Subordinated Notes 2045 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 371	£ 406
Maturity period	2045	2045